Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounts Payable and Accrued Liabilities, Current [Abstract]
Payroll payable	¥ 85,390	$ 12,380	¥ 59,432
Interest payable	15,600	2,262	239,853
Deferred government grants	10,303	1,494	8,629
Other tax and surcharges payable	73,123	10,602	90,011
Accrued expenses	63,786	9,248	42,693
Others	114,805	16,646	70,639
Accrued expenses and other current liabilities	¥ 363,007	$ 52,632	¥ 511,257